CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 CNY (¥) shares	Dec. 31, 2016 CNY (¥) shares
Accounts payable	¥ 197,516	¥ 15,274
Accrued employee benefits	142,085	231,376
Income tax payable	73,458	145,049
Other liabilities	¥ 45,553	¥ 103,507
Ordinary share, shares authorized | shares	3,000,000,000	3,000,000,000
Ordinary share, shares issued | shares	1,425,282,175	1,377,708,575
Ordinary shares, shares outstanding | shares	1,413,951,095	1,377,708,575
Treasury Stock, Shares | shares	11,331,080	0
Consolidated VIE and VIE's subsidiaries
Accounts payable | ¥	¥ 1,985	¥ 0
Accrued employee benefits | ¥	12,299	0
Income tax payable | ¥	5,522	0
Other liabilities | ¥	¥ 8,625	¥ 0